Operating Leases (Details Narrative) (10-Q) - USD ($)	3 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Notes to Financial Statements
Operating lease liability, current	$ 483,872
Lease expense	124,500
Operating lease expense	117,243
Other lease associated expenses	$ 7,257